Other operating expense	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Other operating expense
Other operating expense:

	December 31, 2018	December 31, 2017
Net impairment loss on trade receivables	$98	$103
Restructuring expense	507	799
	$605	$902

25.	Other operating expense (cont'd):
In 2018, the Corporation recorded net impairment losses of $98,000 (2017 - $103,000) primarily due to amounts that remained uncollected. In the event that the Corporation recovers any amounts previously recorded as impairment losses, the recovered amount will be recognized as a reversal of the impairment loss in the period of recovery.
During 2018, restructuring charges of $507,000 relate primarily to a change in operations leadership combined with severance obligations paid to departed employees at Protonex as a result of the disposition of the Power Manager assets and associated personnel (note 27).
During 2017, restructuring charges of $799,000 relate primarily to a leadership change in sales and marketing, combined with cost reduction initiatives in the general and administrative function and by cost reduction initiatives at Protonex.